Long-Term Debt (Fair Value Of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Continuing operations, Carrying Value	$ 96,693	$ 93,360		$ 96,362
Discontinued operations, Carrying Value	34,670	39,461		69,483
Long-term Debt, Total	131,363	132,821
Carrying Value [Member]
Continuing operations, Carrying Value	96,693	93,360	93,360	96,362
Discontinued operations, Carrying Value	34,670	39,461	39,461	69,483
Long-term Debt, Total	131,363	132,821	132,821	165,845
Estimated Fair Value [Member]
Continuing operations, Estimated Fair Value	98,438	97,631	97,631	97,253
Discontinued operations, Estimated Fair Value	35,962	41,528	41,528	71,193
Total Estimated Fair Value	$ 134,400	$ 139,159	$ 139,159	$ 168,446